Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 75.4	$ 117.0	$ (176.5)
Interest rate hedges:
Net income recognized in other comprehensive income (net of tax of $(0.3), $(0.4), and $(0.5), respectively)	0.8	0.7	0.7
Less: reclassification adjustments for amounts recognized in net income (net of tax of $(0.2), $(0.1), and $(0.1), respectively)	0.4	0.2	0.2
Total interest rate hedges, net of tax	0.4	0.5	0.5
Pension and other post-retirement benefits:
Prior service credit recognized during the year (net of tax of $0.1, $0.1, and $0.3, respectively)	(0.1)	(0.3)	(0.5)
Net actuarial losses recognized during the year (net of tax of $(2.7), $(1.2), and $(5.8), respectively)	4.2	2.0	9.1
Net actuarial gain (loss) occurring during the year (net of tax of $(1.3), $39.3, and $(28.3), respectively)	2.1	(63.7)	44.8
Prior service cost recognized due to curtailment (net of tax of $0.0, $0.0, and $(0.8), respectively	0.0	0.0	(1.3)
Net actuarial losses recognized due to curtailment (net of tax of $0.0, $0.0, and $(21.1), respectively)	0.0	0.0	33.4
Settlements (net of tax of $0.0, $0.0, and $(7.8), respectively)	0.0	0.0	(12.3)
Total pension and other postretirement benefits, net of tax	6.2	(62.0)	100.4
Unrealized (loss) gain on securities, net:
Net (loss) gain recognized in other comprehensive income (net of tax of $0.0, $0.0 and $(0.1), respectively)	0.0	(0.5)	3.9
Less: reclassification adjustments for amounts recognized in net income (net of tax)	0.0	(2.2)	(1.3)
Total unrealized gain (loss) on securities, net	0.0	(2.7)	2.6
Other	0.1	0.0	1.2
Other comprehensive (loss) income, net of tax	(128.2)	(137.4)	37.3
Comprehensive loss	(52.8)	(20.4)	(139.2)
Less: comprehensive income attributable to noncontrolling interests	3.2	1.4	5.7
Comprehensive loss attributable to Diebold, Incorporated	(56.0)	(21.8)	(144.9)
Translation adjustment
Other comprehensive (loss) income, net of tax:
Translation adjustment (net of tax of $5.3, $3.6, and $2.1, respectively)	(141.3)	(73.7)	(70.3)
Foreign currency hedges
Other comprehensive (loss) income, net of tax:
Foreign currency hedges (net of tax of $(4.0), $(0.3), and $(1.7), respectively)	$ 6.4	$ 0.5	$ 2.9